30. Financial Income (Expenses) (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SummaryOfFinancialIncomeExpenseLineItems [Line Items]
Financial expenses	R$ (807,967)	R$ (688,280)	R$ (839,891)
Financial income	446,302	326,244	448,710
Financial income (expenses), net before exchange rate changes	(361,665)	(362,036)	(391,181)
Exchange rate changes, net	(902,671)	(96,018)	1,090,628
Financial income (expenses), net	(1,264,336)	(458,054)	699,447
Interest and charges on borrowings and financing - local currency
SummaryOfFinancialIncomeExpenseLineItems [Line Items]
Financial expenses	(332,149)	(289,780)	(317,379)
Interest and charges on borrowings and financing - foreign currency
SummaryOfFinancialIncomeExpenseLineItems [Line Items]
Financial expenses	(171,686)	(119,100)	(113,268)
Other financial expenses
SummaryOfFinancialIncomeExpenseLineItems [Line Items]
Financial expenses	(187,563)	(97,533)	(86,372)
Income tax over international remittance
SummaryOfFinancialIncomeExpenseLineItems [Line Items]
Financial expenses	(19,779)	(17,901)	(18,823)
Inflation adjustment on borrowings and financing
SummaryOfFinancialIncomeExpenseLineItems [Line Items]
Financial expenses	(66,183)	(62,787)	(121,036)
Inflation adjustment on Sabesprev Mais deficit
SummaryOfFinancialIncomeExpenseLineItems [Line Items]
Financial expenses	0	0	(891)
Other inflation adjustments
SummaryOfFinancialIncomeExpenseLineItems [Line Items]
Financial expenses	(45,193)	(50,941)	(48,634)
Interest and inflation adjustments on provisions
SummaryOfFinancialIncomeExpenseLineItems [Line Items]
Financial expenses	14,586	(50,238)	(133,488)
Inflation adjustment gains
SummaryOfFinancialIncomeExpenseLineItems [Line Items]
Financial income	105,952	89,010	152,154
Income on short-term investments
SummaryOfFinancialIncomeExpenseLineItems [Line Items]
Financial income	187,094	195,992	209,376
Interest income
SummaryOfFinancialIncomeExpenseLineItems [Line Items]
Financial income	175,939	57,166	99,068
Cofins and Pasep
SummaryOfFinancialIncomeExpenseLineItems [Line Items]
Financial income	(22,693)	(16,366)	(23,535)
Other
SummaryOfFinancialIncomeExpenseLineItems [Line Items]
Financial income	10	442	11,647
Exchange rate changes on borrowings and financing
SummaryOfFinancialIncomeExpenseLineItems [Line Items]
Exchange rate changes, net	(915,897)	(96,300)	1,090,466
Exchange rate changes on assets
SummaryOfFinancialIncomeExpenseLineItems [Line Items]
Exchange rate changes, net	13,235	336	371
Other exchange rate changes
SummaryOfFinancialIncomeExpenseLineItems [Line Items]
Exchange rate changes, net	R$ (9)	R$ (54)	R$ (209)